Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of the Company’s Revenues Disaggregated by Country	The following table shows the Company’s revenues disaggregated by country and contract type:
	Year Ended December 31,
Revenue by Country	2023	2022
	(in thousands)
Italy	$3,360	$3,354
Romania	16,608	13,710
United States	116	25
Total for continuing operations	$20,084	$17,089

Discontinued Operations:
Netherlands	$2,840	$1,596
Poland	7,593	10,709
Total for discontinued operations	$10,433	$12,305
Total for the period	$30,517	$29,394
	Year Ended December 31,
Revenue by Offtake Type	2023	2022
	(in thousands)
Country Renewable Programs	$2,972	$2,885
Green Certificates	10,548	9,409
Energy Offtake Agreements	6,560	4,795
Other Revenue	4	-
Total for continuing operations	$20,084	$17,089

Discontinued Operations:
Country Renewable Programs	$5,499	$6,994
Guarantees of Origin	129	44
Energy Offtake Agreements	4,805	5,267
Total for discontinued operations	$10,433	$12,305
Total for the period	$30,517	$29,394

Schedule of Diluted Net Loss Per Share	The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because their inclusion would be anti-dilutive:
	Year Ended December 31,
	2023	2022
	(in thousands)
Warrants	12,345	11,945
Total	12,345	11,945